Morgan Stanley Multi Cap Growth Trust
Morgan Stanley Multi Cap Growth Trust

August 30, 2013

Supplement

SUPPLEMENT DATED AUGUST 30, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY MULTI CAP GROWTH TRUST
Dated March 29, 2013

The following changes to the Prospectus are effective September 16, 2013:

The following replaces the "Annual Fund Operating Expenses" table and related footnotes in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses:"
Annual Fund Operating Expenses Morgan Stanley Multi Cap Growth Trust		A	B	L		I
Advisory Fee		0.67%	0.67%	0.67%	[1]	0.67%
Distribution and/or Shareholder Service (12b-1) Fee	[2]	0.25%	1.00%	0.75%	[1]	none
Other Expenses		0.38%	0.38%	0.38%	[1]	0.38%
Total Annual Fund Operating Expenses	[3]	1.30%	2.05%	1.80%	[1]	1.05%
Fee Waiver and/or Expense Reimbursement	[3]	0.03%	0.03%	0.03%	[1]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.27%	2.02%	1.77%	[1]	0.92%
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.
[2]	The Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund's Class L shares from 1.00% to 0.75% of the average daily net assets of such Class, effective February 25, 2013. The Distribution and/or Shareholder Service (12b-1) Fee shown in the table above has been restated to reflect such change.
[3]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 2.02% for Class B, 1.77% for Class L and 0.92% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following replaces the "Example" tables and related footnote in the section of the Prospectus entitled "Fund Summary—Example:"
If You SOLD Your Shares:
Expense Example Morgan Stanley Multi Cap Growth Trust (USD $)		1 Year	3 Years	5 Years	10 Years
A		648	907	1,185	1,978
B		705	934	1,288	2,155
L	[1]	180	557	959	2,084
I		94	293	509	1,131
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.

If You HELD Your Shares:
Expense Example No Redemption Morgan Stanley Multi Cap Growth Trust (USD $)		1 Year	3 Years	5 Years	10 Years
A		648	907	1,185	1,978
B		205	634	1,088	2,155
L	[1]	180	557	959	2,084
I		94	293	509	1,131
[1]	Effective February 25, 2013, Class C shares were renamed Class L shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.